Share-Based Compensation - RSUs activity under the long-term incentive plan (Details) - Restricted share units							12 Months Ended
	Sep. 25, 2025	Sep. 26, 2024	Sep. 26, 2023	Sep. 28, 2022	Sep. 28, 2021	Sep. 28, 2020	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of Shares, Balance | shares							273,611	525,965	792,209
Number of Shares, Granted	862,516	2,014,386	1,710,607	3,987,509	2,604,545	1,402,714	862,516	2,014,386	1,710,607
Number of Shares, Vested | shares							(1,063,725)	(2,261,433)	(1,974,496)
Number of Shares, Forfeited | shares							(3,588)	(5,307)	(2,355)
Number of Shares, Balance | shares							68,814	273,611	525,965
Weighted Average Grant Date Fair Value, Balance							$ 5.29	$ 6.36	$ 6.71
Weighted Average Grant Date Fair Value, Granted							8.65	5.68	5.68
Weighted Average Grant Date Fair Value, Vested							7.96	5.88	5.91
Weighted Average Grant Date Fair Value, Forfeited							5.09	7.33	9.81
Weighted Average Grant Date Fair Value, Balance							$ 6.14	$ 5.29	$ 6.36